Income taxes	12 Months Ended
Mar. 31, 2019
Income taxes

15. Income taxes:

The components of income before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Income before income taxes:
Parent company and domestic subsidiaries	1,423,208	1,880,971	1,552,975
Foreign subsidiaries	770,617	739,458	732,490

	2,193,825	2,620,429	2,285,465

The provision for income taxes consists of the following:
	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Current income tax expense:
Parent company and domestic subsidiaries	435,560	565,998	599,521
Foreign subsidiaries	246,639	176,369	147,017

Total current	682,199	742,367	746,538

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(21,756)	45,097	(110,608)
Foreign subsidiaries	(31,543)	(283,058)	24,014

Total deferred	(53,299)	(237,961)	(86,594)

Total provision	628,900	504,406	659,944

Net deferred liabilities as of March 31, 2018 decreased by ¥218,323 million and provision for income taxes for the year ended March 31, 2018 decreased by ¥249,694 million, respectively, resulting from the Tax Cuts and Jobs Act of 2017 of the United States.

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 31.1%, 31.1% and 30.9% for the years ended March 31, 2017, 2018 and 2019, respectively. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2017	2018	2019
Statutory tax rate	31.1%	31.1%	30.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.4	0.4	0.4
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.3	1.1	1.2
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	3.3	3.8	3.1
Valuation allowance	(0.6)	(2.0)	0.2
Tax credits	(4.8)	(4.3)	(5.3)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(1.9)	(1.5)	(2.3)
Unrecognized tax benefits adjustments	0.4	0.2	(0.1)
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	—	—	—
Effect of the Tax Cuts and Jobs Act of 2017 of the United States	—	(9.5)	—
Other	(0.5)	(0.1)	0.8

Effective income tax rate	28.7%	19.2%	28.9%

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2018	2019
Deferred tax assets
Accrued pension and severance costs	199,366	256,478
Accrued expenses and liabilities for quality assurances	609,257	664,950
Other accrued employees’ compensation	112,316	121,024
Operating loss carryforwards for tax purposes	203,897	364,220
Allowance for doubtful accounts and credit losses	63,223	69,049
Property, plant and equipment and other assets	249,320	266,866
Other	348,852	338,744

Gross deferred tax assets	1,786,231	2,081,331
Less - Valuation allowance	(93,814)	(93,599)

Total deferred tax assets	1,692,417	1,987,732

Deferred tax liabilities
Unrealized gains on securities, net	(635,292)	(493,052)
Undistributed earnings of foreign subsidiaries	(29,967)	(25,972)
Undistributed earnings of affiliated companies accounted for by the equity method	(794,485)	(836,860)
Basis difference of acquired assets	(30,768)	(29,116)
Lease transactions	(751,292)	(946,128)
Other	(74,658)	(169,583)

Gross deferred tax liabilities	(2,316,462)	(2,500,711)

Net deferred tax liability	(624,045)	(512,979)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2018	2019
Deferred tax assets
Investments and other assets - Other	494,120	501,872
Deferred tax liabilities
Deferred income taxes (Long-term liabilities)	(1,118,165)	(1,014,851)

Net deferred tax liability	(624,045)	(512,979)

The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed for deferred tax assets which are not more-likely-than-not to be realized.

The accounting for deferred tax assets represents Toyota’s current best estimate based on all available evidence. Unanticipated events or changes could result in re-evaluating the realizability of deferred tax assets.

Operating loss carryforwards for tax purposes as of March 31, 2019 in Japan and foreign countries were ¥23,548 million and ¥1,658,779 million, respectively, and are available as an offset against future taxable income. The majority of these carryforwards in Japan and foreign countries expire in years 2020 to 2029 and expire in years 2020 to 2039, respectively. Tax credit carryforwards as of March 31, 2019 in Japan and foreign countries were ¥3,296 million and ¥65,796 million, respectively, and the majority of these carryforwards in Japan and foreign countries expire in years 2020 to 2022 and expire in years 2020 to 2039, respectively.

The valuation allowance mainly relates to deferred tax assets of operating loss and foreign tax credit carryforwards for tax purposes that are not more-likely-than-not to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2017, 2018 and 2019 consist of the following:

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Valuation allowance at beginning of year	151,665	146,623	93,814
Additions	27,147	16,106	13,967
Deductions	(37,891)	(74,435)	(9,801)
Other	5,702	5,520	(4,381)

Valuation allowance at end of year	146,623	93,814	93,599

“Other” includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2017, 2018 and 2019.

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥3,850,458 million as of March 31, 2019. Toyota estimates an additional tax provision of ¥150,714 million would be required if the full amount of those undistributed earnings were remitted.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2017, 2018 and 2019 is as follows:

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Balance at beginning of year	19,250	21,553	21,564
Additions based on tax positions related to the current year	8,187	612	1,212
Additions for tax positions of prior years	6,076	13,954	1,304
Reductions for tax positions of prior years	(5,593)	(13,217)	(819)
Reductions for tax positions related to lapse of statute of limitations	(9)	—	—
Reductions for settlements	(6,317)	(26)	(6,696)
Other	(41)	(1,312)	703

Balance at end of year	21,553	21,564	17,268

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2017, 2018 and 2019, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2017, 2018 and 2019, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after April 1, 2012 and April 1, 2002, with various tax jurisdictions in Japan and foreign countries, respectively.